United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2027

Date of reporting period: April 30, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Angola - 4.4%
Foreign Corporate Obligations - 0.8%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A	$	4,696,000	$4,832,621
Sonangol Finance Ltd., 10.000%, Due 1/29/2031A		8,295,000	8,465,562

Total Foreign Corporate Obligations			13,298,183

Foreign Sovereign Obligations - 3.6%
Angola Government International Bonds,
8.000%, Due 11/26/2029A		1,360,000	1,388,637
9.244%, Due 1/15/2031B		1,100,000	1,171,913
8.750%, Due 4/14/2032B		1,500,000	1,563,773
8.750%, Due 4/14/2032A		4,218,000	4,397,329
9.875%, Due 10/15/2035A		5,970,000	6,408,129
9.875%, Due 10/15/2035B		3,300,000	3,542,182
9.875%, Due 3/31/2037A		3,577,000	3,802,519
9.375%, Due 5/8/2048B		18,128,000	17,638,623
9.125%, Due 11/26/2049B		21,213,000	20,232,737
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		492,857	487,931

Total Foreign Sovereign Obligations			60,633,773

Total Angola (Cost $66,354,237)			73,931,956

Argentina - 4.4%
Foreign Corporate Obligations - 0.3%
Telecom Argentina SA, 8.500%, Due 1/20/2036A		4,575,858	4,728,920

Foreign Sovereign Obligations - 4.1%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		159,244	141,807
0.750%, Due 7/9/2030C		17,697,744	15,220,945
4.125%, Due 7/9/2035C		30,304,184	22,576,617
3.500%, Due 7/9/2041C		3,475,000	2,394,275
4.125%, Due 7/9/2046C		971,886	683,965
Argentina Treasury Bonds BONCER, Due 3/31/2027D E	ARS	5,500,000,000	8,104,864
Argentina Treasury Bonds BONTE, 29.500%, Due 5/30/2030		9,280,000,000	7,937,166
Bono Del Tesoro Nacional Capitalizable en Pesos,
2.150%, Due 6/30/2026		750,000,000	750,432
2.050%, Due 1/15/2027		3,480,000,000	3,376,294
2.550%, Due 4/30/2027		10,000,000,000	8,793,555

Total Foreign Sovereign Obligations			69,979,920

Total Argentina (Cost $69,268,500)			74,708,840

Armenia - 0.7%
Foreign Sovereign Obligations - 0.7%
Republic of Armenia International Bonds,
3.600%, Due 2/2/2031B	$	751,000	689,737
6.750%, Due 3/12/2035B		402,000	421,518
Republic of Armenia Treasury Bonds,
8.400%, Due 4/29/2028	AMD	1,200,000,000	3,295,210
9.250%, Due 4/29/2028		2,240,000,000	6,244,291
9.000%, Due 10/29/2035		590,000,000	1,628,830

Total Foreign Sovereign Obligations			12,279,586

Total Armenia (Cost $11,636,202)			12,279,586

Azerbaijan - 0.2% (Cost $2,927,021)
Credit-Linked Notes - 0.2%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	3,028,958

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Bahamas - 0.1%
Foreign Sovereign Obligations - 0.1%
Bahamas Government International Bonds,
8.950%, Due 10/15/2032B	$	537,000	$599,829
8.250%, Due 6/24/2036B		659,000	733,098

Total Foreign Sovereign Obligations			1,332,927

Total Bahamas (Cost $1,340,846)			1,332,927

Benin - 1.3%
Foreign Sovereign Obligations - 1.3%
Benin Government International Bonds,
4.950%, Due 1/22/2035B	EUR	192,000	203,059
7.960%, Due 2/13/2038A	$	740,000	760,540
7.960%, Due 2/13/2038B		6,316,000	6,491,311
8.375%, Due 1/23/2041A		2,480,000	2,578,166
8.375%, Due 1/23/2041B		11,314,000	11,761,841

Total Foreign Sovereign Obligations			21,794,917

Total Benin (Cost $21,467,966)			21,794,917

Bosnia and Herzegovina - 0.0% (Cost $725,291)
Foreign Sovereign Obligations - 0.0%
Republic of Srpska International Government Bonds, 6.250%, Due 4/2/2031A	EUR	636,000	754,123

Cameroon - 1.6%
Foreign Sovereign Obligations - 1.6%
Republic of Cameroon International Bonds,
9.500%, Due 7/31/2031B	$	10,792,000	10,897,236
8.875%, Due 1/30/2033B		16,428,000	16,052,283

Total Foreign Sovereign Obligations			26,949,519

Total Cameroon (Cost $26,050,774)			26,949,519

Congo - 2.1%
Credit-Linked Notes - 0.1%
Democratic Republic of Congo (Issuer Tugela BV), 10.640%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A F		1,733,333	1,801,973

Foreign Sovereign Obligations - 2.0%
Congolese International Bonds,
9.875%, Due 11/7/2032B		14,751,000	14,710,531
9.500%, Due 2/17/2035B		7,250,000	6,985,776
DRC International Bonds,
8.750%, Due 4/16/2032A		5,265,000	5,366,866
9.500%, Due 4/16/2037A		6,720,000	6,857,181

Total Foreign Sovereign Obligations			33,920,354

Total Congo (Cost $33,674,654)			35,722,327

Costa Rica - 0.1%
Foreign Sovereign Obligations - 0.1%
Costa Rica Government International Bonds,
6.550%, Due 4/3/2034B		450,000	483,300
7.000%, Due 4/4/2044B		450,000	491,220
7.158%, Due 3/12/2045B		330,000	362,736
7.300%, Due 11/13/2054B		440,000	495,000

Total Foreign Sovereign Obligations			1,832,256

Total Costa Rica (Cost $1,834,668)			1,832,256

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Dominican Republic - 0.7%
Foreign Sovereign Obligations - 0.7%
Dominican Republic International Bonds,
9.750%, Due 6/5/2026B	DOP	8,850,000	$149,749
8.000%, Due 2/12/2027B		220,000,000	3,672,427
13.625%, Due 2/3/2033A		54,750,000	1,098,451
11.250%, Due 9/15/2035A		88,000,000	1,621,295
5.875%, Due 10/28/2035B	$	202,000	197,445
10.750%, Due 6/1/2036A	DOP	123,000,000	2,194,586
10.750%, Due 6/1/2036B		141,300,000	2,521,098
6.950%, Due 3/15/2037B	$	230,000	239,740
10.500%, Due 3/15/2037B	DOP	27,900,000	486,631
6.850%, Due 1/27/2045B	$	120,000	120,264

Total Foreign Sovereign Obligations			12,301,686

Total Dominican Republic (Cost $12,067,180)			12,301,686

Ecuador - 3.1%
Foreign Sovereign Obligations - 3.1%
Ecuador Government International Bonds,
8.750%, Due 1/29/2034A		11,879,000	12,116,580
8.750%, Due 1/29/2034B		1,635,000	1,667,700
6.900%, Due 7/31/2035B		9,119,045	8,412,319
9.250%, Due 1/29/2039A		7,583,000	7,848,405
5.000%, Due 7/31/2040A C		1,625,550	1,357,334
5.000%, Due 7/31/2040B C		24,737,900	20,656,147

Total Foreign Sovereign Obligations			52,058,485

Total Ecuador (Cost $47,105,428)			52,058,485

Egypt - 2.7%
Foreign Sovereign Obligations - 2.7%
Egypt Government Bonds,
15.700%, Due 11/7/2027	EGP	10,000,000	169,380
24.144%, Due 12/3/2027		379,259,000	7,105,568
24.439%, Due 8/5/2028		50,950,000	973,167
Egypt Government International Bonds, 8.875%, Due 5/29/2050B	$	18,398,000	17,182,398
Egypt Treasury Bills, 37.184%,
Due 7/28/2026D G	EGP	77,225,000	1,364,694
28.896%, Due 8/4/2026D G		1,275,000	22,453
23.999%, Due 9/1/2026D G		67,025,000	1,159,745
24.532%, Due 10/13/2026D G		641,550,000	10,812,048
23.990%, Due 10/27/2026D G		322,900,000	5,394,309
32.013%, Due 12/22/2026D G		89,275,000	1,442,006

Total Foreign Sovereign Obligations			45,625,768

Total Egypt (Cost $47,131,022)			45,625,768

El Salvador - 1.8%
Foreign Sovereign Obligations - 1.8%
El Salvador Government International Bonds,
7.125%, Due 1/20/2050B	$	6,321,000	5,729,987
9.500%, Due 7/15/2052B		9,735,000	10,878,862
9.500%, Due 7/15/2052A		1,288,000	1,439,340
9.650%, Due 11/21/2054A		10,687,000	12,010,051
9.650%, Due 11/21/2054B		640,000	719,232

Total Foreign Sovereign Obligations			30,777,472

Total El Salvador (Cost $29,550,204)			30,777,472

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Gabon - 0.6%
Foreign Sovereign Obligations - 0.6%
Gabon Government International Bonds,
9.500%, Due 2/18/2029B	$	7,118,000	$6,707,129
6.625%, Due 2/6/2031B		4,624,000	3,895,085

Total Foreign Sovereign Obligations			10,602,214

Total Gabon (Cost $10,803,399)			10,602,214

Georgia - 0.9%
Foreign Corporate Obligations - 0.4%
Bank of Georgia JSC, 11.500%, Due 11/17/2028A	GEL	17,300,000	6,469,452

Foreign Sovereign Obligations - 0.5%
Georgia Treasury Bonds,
9.375%, Due 1/18/2028		5,000,000	1,906,069
8.250%, Due 8/28/2029		3,500,000	1,305,700
8.000%, Due 7/13/2034		8,200,000	2,889,432
8.750%, Due 9/16/2036		5,000,000	1,804,402

Total Foreign Sovereign Obligations			7,905,603

Total Georgia (Cost $14,085,191)			14,375,055

Ghana - 4.2%
Foreign Corporate Obligations - 0.2%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028A	$	3,244,000	3,185,131

Foreign Sovereign Obligations - 4.0%
Ghana Government International Bonds,
5.000%, Due 7/3/2029A C		3,511,330	3,433,685
Due 1/3/2030A D		853,641	751,860
5.000%, Due 7/3/2035A C		31,186,538	28,583,221
Republic of Ghana Government Bonds,
19.000%, Due 11/2/2026	GHS	47,576,000	4,112,236
19.250%, Due 1/18/2027		19,750,000	1,686,887
8.500%, Due 2/15/2028, Cash (5.000%) or PIK (in-kind rate 3.500%)		28,000,000	2,455,830
10.000%, Due 8/15/2028		4,000,000	349,593
8.650%, Due 2/13/2029, Cash (5.000%) or PIK (in-kind rate 3.650%)		11,500,000	981,095
8.800%, Due 2/12/2030, Cash (5.000%) or PIK (in-kind rate 3.800%)		28,000,000	2,208,319
8.950%, Due 2/11/2031, Cash (5.000%) or PIK (in-kind rate 3.950%)		159,300,000	12,632,816
9.100%, Due 2/10/2032, Cash (5.000%) or PIK (in-kind rate 4.100%)		53,200,000	4,036,704
9.250%, Due 2/8/2033, Cash (5.000%) or PIK (in-kind rate 4.250%)		47,800,000	3,649,113
9.400%, Due 2/7/2034, Cash (5.000%) or PIK (in-kind rate 4.400%)		11,100,000	819,936
9.700%, Due 2/5/2036, Cash (5.000%) or PIK (in-kind rate 4.700%)		29,700,000	2,025,957

Total Foreign Sovereign Obligations			67,727,252

Total Ghana (Cost $69,242,885)			70,912,383

Iraq - 0.3% (Cost $5,750,245)
Foreign Sovereign Obligations - 0.3%
Iraq International Bonds, 5.800%, Due 1/15/2028B	$	5,874,750	5,748,439

Ivory Coast - 3.1%
Credit-Linked Notes - 0.1%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	666,666,666	1,192,573

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Ivory Coast - 3.1% (continued)
Foreign Sovereign Obligations - 3.0%
Ivory Coast Government International Bonds,
6.875%, Due 4/1/2028A	XOF	2,500,000,000	$4,482,483
6.875%, Due 4/1/2028B		2,074,000,000	3,718,668
8.075%, Due 4/1/2036B	$	1,523,000	1,614,765
8.250%, Due 1/30/2037B		9,277,000	9,935,700
6.875%, Due 10/17/2040B	EUR	10,407,000	11,969,582
6.750%, Due 2/25/2041A	$	422,000	388,507
6.625%, Due 3/22/2048B	EUR	18,026,000	19,241,909

Total Foreign Sovereign Obligations			51,351,614

Total Ivory Coast (Cost $48,786,290)			52,544,187

Jamaica - 0.5%
Foreign Corporate Obligations - 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, Due 8/1/2032A	$	4,316,000	4,489,939

Foreign Sovereign Obligations - 0.3%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	681,500,000	4,563,132

Total Jamaica (Cost $8,840,606)			9,053,071

Kazakhstan - 3.9%
Foreign Sovereign Obligations - 3.9%
Development Bank of Kazakhstan JSC, 16.950%, Due 5/8/2029A	KZT	2,813,500,000	6,065,648
Kazakhstan Government Bonds,
13.900%, Due 9/16/2026		1,080,000,000	2,297,450
9.000%, Due 3/6/2027		1,160,000,000	2,344,672
10.400%, Due 5/19/2027		3,321,786,000	6,715,835
9.000%, Due 7/3/2027		2,574,580,000	5,093,659
5.490%, Due 9/18/2027		924,000,000	1,726,196
5.300%, Due 10/19/2027		850,000,000	1,571,505
6.500%, Due 10/24/2027		430,000,000	807,223
15.350%, Due 11/18/2027		2,518,452,000	5,307,703
10.400%, Due 4/12/2028		970,000,000	1,880,977
5.000%, Due 4/18/2028		4,841,728,000	8,509,509
10.470%, Due 10/27/2028		1,800,000,000	3,413,904
15.300%, Due 3/3/2029		1,176,866,000	2,465,530
10.550%, Due 7/28/2029		2,300,000,000	4,257,776
17.010%, Due 8/7/2029		1,200,000,000	2,618,710
7.680%, Due 8/13/2029		2,697,248,000	4,589,133
12.000%, Due 3/7/2030		165,000,000	312,773
14.000%, Due 5/12/2031		384,441,000	763,068
15.180%, Due 2/5/2032		425,000,000	877,341
14.600%, Due 3/6/2032		281,000,000	567,897
5.500%, Due 4/24/2032		800,000,000	1,046,700
14.450%, Due 6/5/2033		360,000,000	723,621
10.120%, Due 2/17/2034		400,000,000	644,583
14.000%, Due 2/13/2035		450,000,000	887,287

Total Foreign Sovereign Obligations			65,488,700

Total Kazakhstan (Cost $63,043,429)			65,488,700

Kenya - 3.4%
Foreign Sovereign Obligations - 3.4%
Republic of Kenya Government International Bonds,
9.750%, Due 2/16/2031B	$	1,674,000	1,767,857
9.500%, Due 3/5/2036A		7,175,000	7,175,061
9.500%, Due 3/5/2036B		863,000	863,007
8.700%, Due 2/26/2039A		4,200,000	3,958,529

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Kenya - 3.4% (continued)
Foreign Sovereign Obligations - 3.4% (continued)
Republic of Kenya Infrastructure Bonds,
10.200%, Due 5/25/2026	KES	15,500,000	$119,969
11.000%, Due 10/12/2026		43,467,948	338,192
10.850%, Due 4/2/2029		12,250,000	95,768
18.461%, Due 8/9/2032		2,345,800,000	21,937,841
12.500%, Due 1/10/2033		955,000,000	7,464,604
11.750%, Due 10/8/2035		112,000,000	877,017
13.938%, Due 10/27/2036		250,000,000	2,093,613
12.257%, Due 1/5/2037		152,000,000	1,178,838
14.399%, Due 2/20/2040		300,000,000	2,533,980
12.965%, Due 1/28/2041		870,000,000	6,940,514

Total Foreign Sovereign Obligations			57,344,790

Total Kenya (Cost $55,702,605)			57,344,790

Kyrgyzstan - 2.5%
Credit-Linked Notes - 1.0%
Republic of Kyrgyzstan (Issuer Aurora Australis BV),
7.000%, Due 3/8/2032A	KGS	190,000,000	1,623,967
7.000%, Due 3/19/2032A		55,000,000	469,593
Republic of Kyrgyzstan (Issuer Rufiji BV), 6.000%, Due 10/24/2030A		200,000,000	1,769,150
Republic of Kyrgyzstan (Issuer Tugela BV),
12.250%, Due 9/13/2027A		220,000,000	2,587,036
12.000%, Due 2/7/2028A		95,000,000	1,100,394
6.000%, Due 9/13/2029A		305,000,000	2,949,154
7.000%, Due 9/20/2032A		600,000,000	5,026,052
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	1,995,802

Total Credit-Linked Notes			17,521,148

Foreign Corporate Obligations - 0.2%
Eldik Bank OAO, 8.500%, Due 4/23/2031A	$	2,978,000	2,979,077

Foreign Sovereign Obligations - 1.3%
Kyrgyz Republic International Bonds,
7.750%, Due 6/3/2030A		18,152,000	18,527,344
7.750%, Due 6/3/2030B		2,700,000	2,755,830

Total Foreign Sovereign Obligations			21,283,174

Total Kyrgyzstan (Cost $41,882,273)			41,783,399

Lao People’s Democratic Republic - 0.8%
Foreign Sovereign Obligations - 0.8%
Laos Government International Bonds,
11.250%, Due 11/12/2030A		12,558,000	13,217,295
11.250%, Due 11/12/2030B		945,000	994,613

Total Foreign Sovereign Obligations			14,211,908

Total Lao People’s Democratic Republic (Cost $13,535,194)			14,211,908

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Lebanon - 1.2%
Foreign Sovereign Obligations - 1.2%
Lebanon Government International Bonds,
Due 11/29/2027B D H	$	711,000	$179,600
Due 3/20/2028B D H		23,225,000	5,889,600
Due 11/3/2028B D H		284,000	72,064
Due 5/25/2029B D H		706,000	179,147
Due 3/23/2032B D H		1,483,000	385,372
Due 5/17/2033B D H		32,650,000	8,565,135
Due 5/17/2034B D H		19,037,000	4,970,523
Due 3/23/2037B D H		1,484,000	385,333

Total Foreign Sovereign Obligations			20,626,774

Total Lebanon (Cost $19,032,808)			20,626,774

Luxembourg - 0.4% (Cost $6,519,943)
Foreign Corporate Obligations - 0.4%
United Republic of Tanzania (Issuer Plover S.A.R.L.), 8.843%, Due 1/20/2032, (6 mo. USD Term SOFR + 5.200%)A F		6,500,000	6,636,760

Malawi - 0.5%
Credit-Linked Notes - 0.5%
CDH Investment Bank (Issuer Tugela BV),
13.500%, Due 1/4/2027A		1,500,000	1,642,800
Due 4/30/2027A D		200,000	177,700
Republic of Malawi (Issuer Tugela BV),
18.500%, Due 8/15/2026A		2,700,000	1,300,320
15.000%, Due 8/19/2026A		1,000,000	998,700
13.500%, Due 9/17/2026A		1,989,120	2,311,755
13.500%, Due 12/18/2026A		1,000,000	1,055,100
12.500%, Due 6/2/2027A		800,000	518,320
13.500%, Due 6/18/2027A		700,000	316,820
13.000%, Due 8/20/2027A		500,000	280,700
13.500%, Due 9/3/2027A		650,000	293,670

Total Credit-Linked Notes			8,895,885

Total Malawi (Cost $10,922,710)			8,895,885

Mauritius - 0.1% (Cost $2,411,245)
Foreign Corporate Obligations - 0.1%
Axian Telecom Holding & Management PLC, 7.250%, Due 7/11/2030A		2,422,000	2,439,693

Mongolia - 1.3%
Credit-Linked Notes - 1.0%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A D I	MNT	18,900,000,000	5,293,268
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	8,323,805
Republic of Mongolia (Issuer Aurora Australis BV), 12.000%, Due 11/25/2031A I		8,000,000,000	2,351,691

Total Credit-Linked Notes			15,968,764

Foreign Corporate Obligations - 0.3%
Tsetsens Mining & Energy LLC, 11.375%, Due 2/5/2031B	$	5,361,000	5,560,452

Total Mongolia (Cost $21,289,927)			21,529,216

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Mozambique - 1.7%
Credit-Linked Notes - 0.9%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
17.000%, Due 5/11/2025J K	MZN	100,000,000	$1,565,558
14.500%, Due 11/13/2025J K		40,000,000	626,223
14.500%, Due 2/11/2027I J K		46,752,000	776,811
19.000%, Due 5/12/2028A J K		51,000,000	776,549
18.000%, Due 1/15/2029A J K		130,000,000	2,173,051
17.000%, Due 5/24/2029B J K		188,500,000	3,044,832
14.250%, Due 3/14/2030B J K		199,521,000	3,272,238
14.050%, Due 9/12/2030B J K		215,000,000	3,521,961

Total Credit-Linked Notes			15,757,223

Foreign Sovereign Obligations - 0.8%
Mozambique International Bonds,
9.000%, Due 9/15/2031A	$	2,353,000	1,928,915
9.000%, Due 9/15/2031B		12,866,000	10,547,140

Total Foreign Sovereign Obligations			12,476,055

Total Mozambique (Cost $28,343,263)			28,233,278

Netherlands - 0.7%
Foreign Sovereign Obligations - 0.7%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 8/21/2026B		600,000	753,382
12.000%, Due 12/15/2026B		2,600,000	3,158,815
12.000%, Due 1/21/2027B		1,600,000	1,917,517
10.350%, Due 10/20/2027B	MNT	6,000,000,000	1,663,964
10.000%, Due 4/23/2029B		13,897,000,000	3,865,674

Total Foreign Sovereign Obligations			11,359,352

Total Netherlands (Cost $10,358,721)			11,359,352

Nigeria - 4.4%
Credit-Linked Notes - 0.1%
Federal Republic of Nigeria (Issuer ICBC Standard Bank PLC), Due 7/9/2026A D	NGN	1,364,000,000	947,627

Foreign Corporate Obligations - 0.4%
Access Bank PLC, 6.125%, Due 9/21/2026A	$	1,207,000	1,202,773
Dangote Fertiliser Ltd., 7.750%, Due 5/5/2031B		3,506,000	3,545,442
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,982,016

Total Foreign Corporate Obligations			6,730,231

Foreign Sovereign Obligations - 3.9%
Nigeria Government Bonds,
16.288%, Due 3/17/2027	NGN	290,000,000	208,290
17.945%, Due 8/27/2030		5,308,000,000	4,024,872
18.500%, Due 2/21/2031		10,959,800,000	8,452,322
17.950%, Due 6/25/2032		19,150,253,000	14,600,310
19.890%, Due 5/15/2033		6,377,747,000	5,249,956
22.600%, Due 1/29/2035		1,350,000,000	1,298,590
Nigeria Government International Bonds, 8.250%, Due 9/28/2051B	$	3,609,000	3,645,761

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Nigeria - 4.4% (continued)
Foreign Sovereign Obligations - 3.9% (continued)
Nigeria OMO Bills,
22.447%, Due 5/12/2026D G	NGN	16,063,282,000	$11,627,343
21.782%, Due 6/2/2026D G		4,346,000,000	3,106,403
20.471%, Due 6/23/2026D G		1,498,700,000	1,059,566
21.710%, Due 7/7/2026D G		7,500,000,000	5,264,461
20.296%, Due 8/11/2026D G		2,427,000,000	1,674,620
21.369%, Due 9/1/2026D G		6,866,000,000	4,688,885
20.419%, Due 9/22/2026D G		1,573,900,000	1,059,670

Total Foreign Sovereign Obligations			65,961,049

Total Nigeria (Cost $70,741,220)			73,638,907

Pakistan - 1.6%
Foreign Corporate Obligations - 0.1%
Veon Midco BV, 9.000%, Due 7/15/2029A	$	1,532,000	1,599,641

Foreign Sovereign Obligations - 1.5%
Pakistan Government International Bonds,
7.375%, Due 4/8/2031B		3,659,000	3,521,252
8.875%, Due 4/8/2051B		5,894,000	5,525,340
Pakistan Investment Bonds,
14.000%, Due 9/20/2029	PKR	1,691,700,000	6,271,533
11.000%, Due 7/17/2030		1,906,000,000	6,419,745
10.500%, Due 1/15/2031		1,390,300,000	4,557,644

Total Foreign Sovereign Obligations			26,295,514

Total Pakistan (Cost $28,708,952)			27,895,155

Papua New Guinea - 0.5% (Cost $8,319,711)
Foreign Sovereign Obligations - 0.5%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B	$	8,326,000	8,711,133

Paraguay - 2.1%
Credit-Linked Notes - 0.4%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	2,846,499
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	2,158,155
Republic of Paraguay (Issuer Zambezi BV), 11.500%, Due 6/22/2035A		13,500,000,000	2,265,378

Total Credit-Linked Notes			7,270,032

Foreign Sovereign Obligations - 1.7%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031B		31,339,000,000	5,100,166
7.900%, Due 2/9/2031A		23,803,000,000	3,873,744
8.500%, Due 3/4/2035B		19,614,000,000	3,245,865
8.500%, Due 3/4/2035A		47,681,000,000	7,890,592
8.500%, Due 4/4/2038A		50,859,000,000	8,293,732

Total Foreign Sovereign Obligations			28,404,099

Total Paraguay (Cost $31,083,218)			35,674,131

Rwanda - 0.2% (Cost $2,531,324)
Foreign Sovereign Obligations - 0.2%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B	$	2,790,000	2,602,222

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Senegal - 1.2%
Foreign Sovereign Obligations - 1.2%
Senegal Government International Bonds,
4.750%, Due 3/13/2028B	EUR	893,333	$686,367
7.750%, Due 6/10/2031B	$	4,300,000	2,566,430
6.250%, Due 5/23/2033B		3,450,000	1,941,701
5.375%, Due 6/8/2037B	EUR	13,310,000	8,323,987
6.750%, Due 3/13/2048B	$	11,530,000	6,195,811

Total Foreign Sovereign Obligations			19,714,296

Total Senegal (Cost $24,111,192)			19,714,296

South Africa - 0.1% (Cost $1,584,000)
Foreign Corporate Obligations - 0.1%
Liquid Telecommunications Financing PLC, 10.750%, Due 4/14/2031A		1,584,000	1,606,664

Sri Lanka - 1.4%
Foreign Sovereign Obligations - 1.4%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028	LKR	300,000,000	959,163
11.000%, Due 5/15/2030		1,195,000,000	3,855,374
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A	$	634,174	605,166
3.100%, Due 1/15/2030A C		917,288	871,966
3.100%, Due 1/15/2030B C		6,100,000	5,798,606
3.600%, Due 6/15/2035B C		12,517,821	9,636,732
3.600%, Due 5/15/2036B C		572,816	537,868
3.600%, Due 2/15/2038B C		627,364	590,307

Total Foreign Sovereign Obligations			22,855,182

Total Sri Lanka (Cost $23,305,790)			22,855,182

Supranational - 3.6%
Foreign Sovereign Obligations - 3.6%
Asian Development Bank,
8.400%, Due 4/15/2028	GEL	4,000,000	1,504,567
10.300%, Due 8/5/2028	MNT	1,250,000,000	346,492
10.300%, Due 9/4/2028		18,050,000,000	4,916,947
12.000%, Due 12/16/2028	UZS	22,723,400,000	1,893,752
10.000%, Due 4/12/2030	MNT	6,217,293,005	1,722,378
10.000%, Due 12/24/2030		12,275,790,000	3,414,708
Corp. Andina de Fomento, 10.200%, Due 5/7/2029A		25,601,000,000	7,157,115
European Bank for Reconstruction & Development,
20.000%, Due 8/20/2026	$	4,300,000	3,760,032
11.500%, Due 9/25/2026B		700,000	749,812
10.500%, Due 1/20/2027		1,800,000	1,687,860
11.850%, Due 2/18/2027B		1,000,000	1,185,852
11.250%, Due 9/10/2027B		1,500,000	1,606,539
11.150%, Due 12/16/2027		3,300,000	3,290,430
11.200%, Due 6/22/2028B		1,700,000	1,724,414
International Bank for Reconstruction & Development,
8.700%, Due 7/28/2027	GEL	8,200,000	3,080,437
14.500%, Due 4/25/2028	KZT	725,000,000	1,506,095
12.750%, Due 9/13/2028		241,000,000	486,640

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Supranational - 3.6% (continued)
Foreign Sovereign Obligations - 3.6% (continued)
International Finance Corp.,
6.750%, Due 7/30/2026B	AZN	4,100,000	$2,397,001
6.000%, Due 1/15/2027		1,342,320	785,077
15.000%, Due 2/5/2027	UZS	3,100,000,000	267,389
9.950%, Due 6/18/2027	MNT	2,900,000,000	805,850
7.800%, Due 9/8/2027B	AZN	7,500,000	4,430,704
10.000%, Due 10/15/2027	UZS	17,700,000,000	1,486,591
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,158,070
9.950%, Due 12/15/2027B		7,000,000,000	1,947,162
8.850%, Due 6/19/2028B	DOP	190,000,000	3,175,405
17.500%, Due 7/19/2028	UZS	18,000,000,000	1,690,281
8.900%, Due 10/20/2028	DOP	120,000,000	2,029,291
7.550%, Due 12/15/2028	AZN	1,542,000	877,963

Total Foreign Sovereign Obligations			61,084,854

Total Supranational (Cost $61,113,413)			61,084,854

Suriname - 1.7%
Foreign Sovereign Obligations - 1.7%
Suriname Government International Bonds,
7.700%, Due 11/6/2030A	$	5,765,000	5,992,717
8.500%, Due 11/6/2035A		20,874,000	22,631,591
8.500%, Due 11/6/2035B		700,000	758,940

Total Foreign Sovereign Obligations			29,383,248

Total Suriname (Cost $27,956,100)			29,383,248

Tajikistan - 0.1% (Cost $2,210,067)
Foreign Sovereign Obligations - 0.1%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		2,253,500	2,263,145

Togo - 0.2%
Foreign Corporate Obligations - 0.2%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		2,535,000	2,726,513
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A F		847,000	849,575

Total Foreign Corporate Obligations			3,576,088

Total Togo (Cost $3,516,873)			3,576,088

Trinidad and Tobago - 0.2% (Cost $3,890,362)
Foreign Corporate Obligations - 0.2%
Port of Spain Waterfront Development, 7.875%, Due 2/19/2040B		3,871,467	3,986,062

Tunisia - 0.4% (Cost $6,933,589)
Foreign Sovereign Obligations - 0.4%
Tunisian Republic, 6.375%, Due 7/15/2026B	EUR	6,264,000	7,309,451

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Uganda - 3.5%
Foreign Sovereign Obligations - 3.5%
Republic of Uganda Government Bonds,
16.000%, Due 5/6/2027	UGX	2,500,000,000	$684,976
14.250%, Due 8/23/2029		14,862,200,000	3,989,491
17.000%, Due 4/3/2031		3,460,000,000	990,612
16.375%, Due 3/4/2032		3,836,900,000	1,079,069
15.000%, Due 5/20/2032		2,600,000,000	692,942
14.375%, Due 2/3/2033		13,778,000,000	3,563,730
14.250%, Due 6/22/2034		53,984,000,000	13,699,971
16.250%, Due 11/8/2035		40,743,900,000	11,317,627
15.800%, Due 6/23/2039		51,532,400,000	13,756,471
15.000%, Due 6/18/2043		39,938,300,000	10,154,166

Total Foreign Sovereign Obligations			59,929,055

Total Uganda (Cost $59,915,361)			59,929,055

Ukraine - 1.2%
Foreign Corporate Obligations - 0.1%
MHP Lux SA, 10.500%, Due 7/28/2029A	$	1,771,000	1,813,678

Foreign Sovereign Obligations - 1.1%
Ukraine Government International Bonds,
4.500%, Due 2/1/2029B C		960,000	745,423
4.000%, Due 2/1/2032B C		950,000	728,028
3.000%, Due 2/1/2034B C		767,563	363,023
3.000%, Due 2/1/2035B C		8,009,845	4,075,408
4.500%, Due 2/1/2035B C		19,796,866	11,953,067
4.500%, Due 2/1/2036B C		410,000	242,837

Total Foreign Sovereign Obligations			18,107,786

Total Ukraine (Cost $20,186,470)			19,921,464

United Kingdom - 0.8%
Foreign Corporate Obligations - 0.8%
Republic of Ghana (Issuer ICBC Standard Bank PLC), 8.950%, Due 2/13/2031B	GHS	81,820,000	6,267,822
Republic of Nigeria (Issuer ICBC Standard Bank PLC), Due 8/6/2026A D	NGN	10,334,000,000	7,078,123

Total Foreign Corporate Obligations			13,345,945

Total United Kingdom (Cost $13,682,516)			13,345,945

United States - 4.8%
Corporate Obligations - 4.8%
Citigroup Global Markets Holdings, Inc.,
Due 6/1/2026A D		6,171,000,000	4,417,956
12.300%, Due 6/9/2026A	BDT	446,700,000	3,633,112
Due 7/9/2026A D	NGN	7,905,204,559	5,524,651
9.250%, Due 10/27/2026A	DOP	77,000,000	1,291,353
Due 10/29/2026A D	EGP	64,000,000	1,062,577
Due 12/10/2026A D		153,000,000	2,475,164
Due 1/14/2027A D	NGN	5,100,000,000	3,266,298
11.000%, Due 9/25/2027A	DOP	200,000,000	3,366,226
9.350%, Due 7/31/2028A	GEL	6,500,000	2,453,072
18.448%, Due 11/7/2028A	EGP	142,189,406	2,852,035
12.400%, Due 5/17/2029A	BDT	137,313,000	1,162,018
22.000%, Due 6/11/2029A	ZMW	50,900,000	3,148,305
20.740%, Due 11/27/2029		65,000,000	3,965,679
16.743%, Due 10/16/2030A	EGP	141,376,011	2,580,099
13.000%, Due 1/28/2031	ZMW	74,784,009	3,649,780
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,982,214
13.000%, Due 8/23/2033A	ZMW	53,000,000	2,433,743

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
United States - 4.8% (continued)
Corporate Obligations - 4.8% (continued)
JPMorgan Chase Bank NA,
Due 8/27/2026A D	EGP	295,000,000	$5,086,302
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,138,262
Due 3/4/2027A D	EGP	110,000,000	1,710,847
18.350%, Due 7/23/2027A	UZS	7,600,000,000	672,391
24.300%, Due 8/18/2027A	EGP	106,000,000	1,961,870
25.318%, Due 8/18/2027A		131,125,000	2,426,889
22.576%, Due 1/11/2028A		80,500,000	1,483,215
22.576%, Due 1/11/2028, Series EMNTA		80,000,000	1,474,002
21.954%, Due 3/7/2028A		80,000,000	1,460,216
8.750%, Due 3/17/2028A	AZN	2,900,000	1,703,640
21.492%, Due 12/6/2028A	EGP	178,650,000	3,487,230
21.182%, Due 1/9/2029, Series EMNTA		90,000,000	1,756,193
10.300%, Due 3/6/2029A	MNT	7,000,000,000	1,931,898
19.480%, Due 1/9/2031A	EGP	87,000,000	1,666,499
Morgan Stanley Finance LLC, 12.150%, Due 12/15/2026A	TZS	4,550,000,000	1,720,002

Total Corporate Obligations			80,943,738

Total United States (Cost $80,767,472)			80,943,738

Uruguay - 1.4%
Foreign Sovereign Obligations - 1.4%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	9,140,000	234,935
9.750%, Due 7/20/2033		153,700,000	4,248,915
8.000%, Due 10/29/2035		171,377,435	4,344,921
3.875%, Due 7/2/2040E		402,621,091	11,113,161
3.400%, Due 5/16/2045E		126,602,101	3,345,273

Total Foreign Sovereign Obligations			23,287,205

Total Uruguay (Cost $21,493,036)			23,287,205

Uzbekistan - 3.0%
Credit-Linked Notes - 0.2%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC),
15.000%, Due 10/3/2028A	UZS	38,000,000,000	3,353,267
16.000%, Due 1/23/2029A		13,125,000,000	1,221,783

Total Credit-Linked Notes			4,575,050

Foreign Sovereign Obligations - 2.8%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026B		139,420,000,000	11,988,560
16.250%, Due 10/12/2026A		62,860,000,000	5,405,256
16.625%, Due 5/29/2027A		53,850,000,000	4,770,215
15.500%, Due 2/25/2028A		111,860,000,000	10,036,978
15.500%, Due 2/25/2028B		49,330,000,000	4,426,284
12.250%, Due 4/13/2029A		122,300,000,000	10,400,459

Total Foreign Sovereign Obligations			47,027,752

Total Uzbekistan (Cost $47,617,720)			51,602,802

Venezuela - 1.2%
Foreign Corporate Obligations - 0.3%
Petroleos de Venezuela SA, Due 2/17/2022B D H	$	10,026,000	5,133,312

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount		Fair Value
Venezuela - 1.2% (continued)
Foreign Sovereign Obligations - 0.9%
Venezuela Government International Bonds,
Due 10/21/2026B D H	$	9,424,100	$5,357,601
Due 5/7/2028B D H		9,650,000	4,897,375
Due 8/5/2031B D H		8,054,300	4,570,815

Total Foreign Sovereign Obligations			14,825,791

Total Venezuela (Cost $13,512,831)			19,959,103

Zambia - 3.9%
Credit-Linked Notes - 0.6%
Republic of Zambia (Issuer ICBC Standard Bank PLC),
13.000%, Due 1/29/2031B	ZMW	30,600,000	1,566,605
13.000%, Due 8/23/2033A		94,500,000	4,440,817
17.190%, Due 1/29/2036A		82,340,000	4,775,103

Total Credit-Linked Notes			10,782,525

Foreign Sovereign Obligations - 3.3%
Zambia Government Bonds,
12.000%, Due 6/17/2026		12,000,000	641,788
15.000%, Due 8/18/2026		12,000,000	646,165
10.000%, Due 8/21/2026		20,700,000	1,099,828
13.000%, Due 12/18/2027		24,795,000	1,302,456
20.000%, Due 12/23/2027		8,000,000	462,452
12.000%, Due 5/31/2028		42,800,000	2,201,557
16.000%, Due 11/24/2028		8,000,000	442,860
13.000%, Due 12/17/2028		30,000,000	1,558,067
15.790%, Due 1/26/2029		15,000,000	826,920
13.000%, Due 7/27/2030		8,000,000	404,626
18.000%, Due 8/18/2030		20,000,000	1,175,860
18.000%, Due 9/29/2030		12,230,000	719,493
13.000%, Due 1/25/2031		100,140,000	5,020,043
16.100%, Due 1/26/2031		165,000,000	9,173,565
18.490%, Due 6/23/2032		37,000,000	2,132,229
18.490%, Due 8/18/2032		30,000,000	1,731,219
18.500%, Due 9/29/2032		51,000,000	2,941,267
16.950%, Due 12/22/2032		9,000,000	504,775
13.000%, Due 6/26/2033		9,000,000	424,449
22.490%, Due 2/17/2035		10,000,000	627,680
21.480%, Due 3/17/2035		26,000,000	1,629,107
Zambia Government International Bonds,
5.750%, Due 6/30/2033B C	$	11,051,631	10,874,095
0.500%, Due 12/31/2053, Cash (6.000%) or PIK (in-kind rate 1.500%)B		12,152,761	8,279,300

Total Foreign Sovereign Obligations			54,819,801

Total Zambia (Cost $55,821,142)			65,602,326

		Shares
SHORT-TERM INVESTMENTS - 11.1% (Cost $187,933,735)
Investment Companies - 11.1%
American Beacon U.S. Government Money Market Select Fund, 3.56%L M		187,933,735	187,933,735

TOTAL INVESTMENTS - 97.9% (Cost $1,598,620,821)			1,657,709,835
OTHER ASSETS, NET OF LIABILITIES - 2.1%			35,198,446

TOTAL NET ASSETS - 100.0%			$1,692,908,281

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $458,223,558 or 27.1% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2026. The maturity date disclosed represents the final maturity date.

D	Zero coupon bond.
E	Inflation-Indexed Note.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2026.

G	Coupon represents a weighted average yield to maturity.
H	Default Security. At period end, the amount of securities in default was $40,585,877 or 2.4% of net assets.
I	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
J

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $15,757,223 or 0.9% of net assets.

K	Value was determined using significant unobservable inputs.
L	7-day yield.
M	The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

OMO - Open Market Operation.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	108,294	UYU	108,857	6/17/2026	CBK	$—	$(563)	$(563)
USD	452,987	UYU	458,034	6/17/2026	CBK	—	(5,047)	(5,047)
EUR	600,111	USD	588,347	6/17/2026	CBK	11,764	—	11,764
USD	2,994,552	EUR	3,020,662	6/17/2026	CBK	—	(26,110)	(26,110)
USD	106,572	UYU	107,529	9/16/2026	CBK	—	(957)	(957)
USD	448,376	UYU	455,160	9/16/2026	CBK	—	(6,784)	(6,784)
EGP	116,767	USD	117,853	3/17/2027	CBK	—	(1,086)	(1,086)
EGP	116,767	USD	117,853	3/17/2027	CBK	—	(1,086)	(1,086)
EGP	233,557	USD	236,517	3/17/2027	CBK	—	(2,960)	(2,960)
EGP	467,044	USD	471,389	3/17/2027	CBK	—	(4,345)	(4,345)
EUR	33,119	USD	32,694	6/17/2026	HUB	425	—	425
USD	197,532	EUR	200,009	6/17/2026	HUB	—	(2,477)	(2,477)
USD	725,052	EUR	740,149	6/17/2026	HUB	—	(15,097)	(15,097)
USD	18,112,632	EUR	18,173,097	7/15/2026	JPM	—	(60,465)	(60,465)
USD	38,269,208	EUR	38,640,239	5/20/2026	SCB	—	(371,031)	(371,031)
EUR	195,825	USD	193,868	6/17/2026	SCB	1,957	—	1,957
TZS	365,936	USD	364,498	6/17/2026	SCB	1,438	—	1,438
GHS	901,961	USD	951,376	6/18/2026	SCB	—	(49,415)	(49,415)
GHS	900,947	USD	996,380	9/14/2026	SCB	—	(95,433)	(95,433)
USD	305,147	KES	316,438	9/16/2026	SCB	—	(11,291)	(11,291)
USD	314,513	KES	316,438	9/16/2026	SCB	—	(1,925)	(1,925)
TZS	367,157	USD	364,578	9/16/2026	SCB	2,579	—	2,579
UZS	765,943	USD	750,380	9/16/2026	SCB	15,563	—	15,563
USD	603,636	KES	627,581	12/16/2026	SCB	—	(23,945)	(23,945)

						$33,726	$(680,017)	$(646,291)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

CBK	Citibank NA
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

Currency Abbreviations:

AMD	Armenian Dram
ARS	Argentina Peso
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
TZS	Tanzanian shilling
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

Currency Abbreviations: (continued)

UZS	Uzbekistani Som
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$—	$3,028,958	$—	$3,028,958
Congo	—	1,801,973	—	1,801,973
Ivory Coast	—	1,192,573	—	1,192,573
Kyrgyzstan	—	17,521,148	—	17,521,148
Malawi	—	8,895,885	—	8,895,885
Mongolia	—	15,968,764	—	15,968,764
Mozambique	—	—	15,757,223	15,757,223
Nigeria	—	947,627	—	947,627
Paraguay	—	7,270,032	—	7,270,032
Uzbekistan	—	4,575,050	—	4,575,050
Zambia	—	10,782,525	—	10,782,525
Foreign Corporate Obligations
Angola	—	13,298,183	—	13,298,183
Argentina	—	4,728,920	—	4,728,920
Georgia	—	6,469,452	—	6,469,452
Ghana	—	3,185,131	—	3,185,131
Jamaica	—	4,489,939	—	4,489,939
Kyrgyzstan	—	2,979,077	—	2,979,077
Luxembourg	—	6,636,760	—	6,636,760
Mauritius	—	2,439,693	—	2,439,693
Mongolia	—	5,560,452	—	5,560,452
Nigeria	—	6,730,231	—	6,730,231
Pakistan	—	1,599,641	—	1,599,641
South Africa	—	1,606,664	—	1,606,664
Togo	—	3,576,088	—	3,576,088
Trinidad and Tobago	—	3,986,062	—	3,986,062
Ukraine	—	1,813,678	—	1,813,678
United Kingdom	—	13,345,945	—	13,345,945
Venezuela	—	5,133,312	—	5,133,312
Foreign Sovereign Obligations
Angola	—	60,633,773	—	60,633,773
Argentina	—	69,979,920	—	69,979,920
Armenia	—	12,279,586	—	12,279,586
Bahamas	—	1,332,927	—	1,332,927
Benin	—	21,794,917	—	21,794,917
Bosnia and Herzegovina	—	754,123	—	754,123
Cameroon	—	26,949,519	—	26,949,519
Congo	—	33,920,354	—	33,920,354
Costa Rica	—	1,832,256	—	1,832,256
Dominican Republic	—	12,301,686	—	12,301,686
Ecuador	—	52,058,485	—	52,058,485
Egypt	—	45,625,768	—	45,625,768
El Salvador	—	30,777,472	—	30,777,472
Gabon	—	10,602,214	—	10,602,214
Georgia	—	7,905,603	—	7,905,603
Ghana	—	67,727,252	—	67,727,252
Iraq	—	5,748,439	—	5,748,439
Ivory Coast	—	51,351,614	—	51,351,614
Jamaica	—	4,563,132	—	4,563,132
Kazakhstan	—	65,488,700	—	65,488,700
Kenya	—	57,344,790	—	57,344,790
Kyrgyzstan	—	21,283,174	—	21,283,174
Lao People’s Democratic Republic	—	14,211,908	—	14,211,908
Lebanon	—	20,626,774	—	20,626,774
Mozambique	—	12,476,055	—	12,476,055
Netherlands	—	11,359,352	—	11,359,352
Nigeria	—	65,961,049	—	65,961,049
Pakistan	—	26,295,514	—	26,295,514
Papua New Guinea	—	8,711,133	—	8,711,133
Paraguay	—	28,404,099	—	28,404,099
Rwanda	—	2,602,222	—	2,602,222
Senegal	—	19,714,296	—	19,714,296
Sri Lanka	—	22,855,182	—	22,855,182

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

Developing World Income Fund (continued)	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Sovereign Obligations (continued)
Supranational	$—	$61,084,854	$—	$61,084,854
Suriname	—	29,383,248	—	29,383,248
Tajikistan	—	2,263,145	—	2,263,145
Tunisia	—	7,309,451	—	7,309,451
Uganda	—	59,929,055	—	59,929,055
Ukraine	—	18,107,786	—	18,107,786
Uruguay	—	23,287,205	—	23,287,205
Uzbekistan	—	47,027,752	—	47,027,752
Venezuela	—	14,825,791	—	14,825,791
Zambia	—	54,819,801	—	54,819,801
Corporate Obligations
United States	—	80,943,738	—	80,943,738
Short-Term Investments	187,933,735	—	—	187,933,735

Total Investments in Securities - Assets	$187,933,735	$1,454,018,877	$15,757,223	$1,657,709,835

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$33,726	$—	$33,726

Total Financial Derivative Instruments - Assets	$—	$33,726	$—	$33,726

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(680,017)	$—	$(680,017)

Total Financial Derivative Instruments - Liabilities	$—	$(680,017)	$—	$(680,017)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2026	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2026	Unrealized Appreciation (Depreciation) at Period End*
Credit-Linked Notes	$15,198,411	$—	$—	$7,730	$—	$551,082	$—	$—	$15,757,223	$1,198,029

	$15,198,411	$—	$—	$7,730	$—	$551,082	$—	$—	$15,757,223	$1,198,029

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended April 30, 2026, eight credit-linked notes were fair valued at $15,757,223 by the Fair Value Committee, and have been classified as Level 3 due to the lack of pricing. The Level 3 investments fair value is based on unobservable inputs that are not developed by the Manager such as investments for which fair value is determined by recent pricing obtained from brokers.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9%
Basic Materials - 0.4%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV, 7.250%, Due 2/15/2031A	$7,000	$7,280
CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, Due 6/15/2028A	4,000	3,997
Perimeter Holdings LLC, 6.250%, Due 1/15/2034A	5,000	4,976
PPG Industries, Inc., 4.375%, Due 3/15/2031	5,000	4,937
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033A	7,000	6,963

		28,153

Iron & Steel - 0.1%
Carpenter Technology Corp., 5.625%, Due 3/1/2034A	5,000	5,003

Total Basic Materials		33,156

Communications - 2.2%
Internet - 0.6%
Alphabet, Inc.,
4.800%, Due 2/15/2036	10,000	9,898
5.450%, Due 11/15/2055	10,000	9,565
Amazon.com, Inc., 5.800%, Due 3/13/2056	5,000	4,921
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.000%, Due 6/15/2027A	3,000	2,985
6.500%, Due 7/1/2032A	5,000	4,637
Meta Platforms, Inc., 5.500%, Due 11/15/2045	15,000	13,937

		45,943

Media - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.250%, Due 2/1/2031A	9,000	8,174
4.250%, Due 1/15/2034A	7,000	5,871
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	15,513
Gray Media, Inc.,
10.500%, Due 7/15/2029A	5,000	5,308
9.625%, Due 7/15/2032A	3,000	3,050
Paramount Global, 4.950%, Due 1/15/2031	5,000	4,717
Sirius XM Radio LLC, 4.000%, Due 7/15/2028A	8,000	7,769
3.875%, Due 9/1/2031A	10,000	9,053

		59,455

Telecommunications - 0.9%
AT&T, Inc.,
4.900%, Due 11/1/2035	15,000	14,591
3.650%, Due 6/1/2051	15,000	10,199
Black Pearl Compute LLC, 6.125%, Due 2/15/2031A	2,000	2,029
Cipher Compute LLC, 7.125%, Due 11/15/2030A	2,000	2,073
Meridian Arc Holdco LLC, 6.250%, Due 4/30/2031A	2,000	2,000
PR RNO Property Owner 1 LLC, 6.500%, Due 5/1/2031A	3,000	2,974
SV RNO Property Owner 1 LLC, 5.875%, Due 3/1/2031A	2,000	1,962
T-Mobile USA, Inc., 5.200%, Due 1/15/2033	10,000	10,168
Verizon Communications, Inc.,
2.355%, Due 3/15/2032	15,000	13,115
5.875%, Due 11/30/2055	10,000	9,664
WULF Compute LLC, 7.750%, Due 10/15/2030A	2,000	2,102

		70,877

Total Communications		176,275

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Consumer, Cyclical - 1.6%
Airlines - 0.5%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, AA, AA	$8,505	$8,187
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	10,000	9,896
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 1A, A	20,184	19,038

		37,121

Auto Manufacturers - 0.1%
Toyota Motor Credit Corp., 4.650%, Due 9/3/2032	5,000	4,974

Auto Parts & Equipment - 0.0%
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032A	4,000	4,092

Entertainment - 0.2%
Discovery Global Holdings, Inc., 4.279%, Due 3/15/2032	8,000	7,246
Light & Wonder International, Inc., 6.250%, Due 10/1/2033A	8,000	7,934

		15,180

Home Furnishings - 0.1%
Somnigroup International, Inc., 3.875%, Due 10/15/2031A	6,000	5,549

Housewares - 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.500%, Due 10/15/2029A	5,000	4,148

Leisure Time - 0.2%
Viking Cruises Ltd.,
7.000%, Due 2/15/2029A	14,000	14,038
5.875%, Due 10/15/2033A	4,000	4,010

		18,048

Lodging - 0.1%
Station Casinos LLC, 6.625%, Due 3/15/2032A	8,000	8,100

Retail - 0.4%
Asbury Automotive Group, Inc., 5.000%, Due 2/15/2032A	4,000	3,836
FirstCash, Inc.,
5.625%, Due 1/1/2030A	4,000	3,981
6.125%, Due 5/1/2034A	1,000	997
Lithia Motors, Inc., 5.500%, Due 10/1/2030A	22,000	21,883

		30,697

Total Consumer, Cyclical		127,909

Consumer, Non-Cyclical - 3.8%
Beverages - 0.6%
Coca-Cola Co., 5.300%, Due 5/13/2054	10,000	9,551
PepsiCo, Inc.,
1.625%, Due 5/1/2030	30,000	27,071
4.200%, Due 7/18/2052	5,000	4,018
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.250%, Due 4/1/2029A	8,000	8,010

		48,650

Biotechnology - 0.1%
Amgen, Inc., 2.300%, Due 2/25/2031	10,000	9,048

Commercial Services - 1.2%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031A	5,000	4,983

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Consumer, Non-Cyclical - 3.8% (continued)
Commercial Services - 1.2% (continued)
Block, Inc.,
6.500%, Due 5/15/2032	$6,000	$6,114
6.000%, Due 8/15/2033A	6,000	5,989
Cornell University, 4.733%, Due 6/15/2035, 2025	5,000	4,958
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	14,165
Herc Holdings, Inc., 6.000%, Due 3/15/2034A	4,000	3,966
Northwestern University, 4.643%, Due 12/1/2044	5,000	4,600
Rollins, Inc., 5.250%, Due 2/24/2035	15,000	14,981
United Rentals North America, Inc., 5.375%, Due 11/15/2033A	3,000	2,966
University of Notre Dame du Lac, 3.394%, Due 2/15/2048, 2017	5,000	3,630
Valvoline, Inc., 3.625%, Due 6/15/2031A	30,000	27,328

		93,680

Cosmetics/Personal Care - 0.1%
Prestige Brands, Inc., 3.750%, Due 4/1/2031A	9,000	8,313

Food - 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, Due 3/10/2037A	10,000	9,982
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.000%, Due 2/15/2029A	9,000	9,408
7.125%, Due 4/30/2033A	4,000	4,049
Mars, Inc., 5.200%, Due 3/1/2035A	10,000	10,089
Performance Food Group, Inc., 5.625%, Due 3/1/2034A	4,000	3,917
Post Holdings, Inc., 6.250%, Due 2/15/2032A	7,000	7,134

		44,579

Health Care - Products - 0.1%
Abbott Laboratories, 5.500%, Due 3/15/2056	10,000	9,668

Health Care - Services - 0.4%
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029A	6,000	5,738
Cigna Group, 4.875%, Due 9/15/2032	15,000	15,024
Radiology Partners, Inc., 8.500%, Due 7/15/2032A	6,000	5,966
Tenet Healthcare Corp., 5.500%, Due 11/15/2032A	5,000	4,987

		31,715

Pharmaceuticals - 0.7%
BellRing Brands, Inc., 7.000%, Due 3/15/2030A	7,000	7,108
Cardinal Health, Inc., 5.350%, Due 11/15/2034	10,000	10,126
Cencora, Inc., 4.900%, Due 2/13/2036	15,000	14,635
Eli Lilly & Co., 4.550%, Due 10/15/2032	15,000	15,000
Novartis Capital Corp., 4.600%, Due 3/18/2033	10,000	9,930

		56,799

Total Consumer, Non-Cyclical		302,452

Energy - 3.0%
Oil & Gas - 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.500%, Due 10/1/2029A	8,000	8,357
Archrock Services LP/Archrock Partners Finance Corp., 6.000%, Due 2/1/2034A	5,000	5,033
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	15,000	15,043
Caturus Energy LLC, 7.125%, Due 5/15/2031A	11,000	11,030
Permian Resources Operating LLC,
5.875%, Due 7/1/2029A	11,000	11,009
9.875%, Due 7/15/2031A	9,000	9,523
Sunoco LP, 6.625%, Due 8/15/2032A	24,000	24,538
Transocean International Ltd., 8.750%, Due 2/15/2030A	1,400	1,466

		85,999

Pipelines - 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, Due 1/15/2028A	15,000	14,998

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Energy - 3.0% (continued)
Pipelines - 1.9% (continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC,
5.500%, Due 6/15/2031A	$8,000	$7,903
7.500%, Due 12/15/2033A	4,000	4,253
Energy Transfer LP,
7.375%, Due 2/1/2031A	26,000	26,927
5.700%, Due 4/1/2035	15,000	15,368
Enterprise Products Operating LLC, 4.600%, Due 1/15/2031	10,000	10,017
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, Due 4/15/2030	5,000	5,238
Harvest Midstream I LP, 7.500%, Due 9/1/2028A	11,000	11,072
Howard Midstream Energy Partners LLC, 7.375%, Due 7/15/2032A	8,000	8,342
MPLX LP, 5.400%, Due 4/1/2035	10,000	9,995
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	19,992
Western Midstream Operating LP, 7.250%, Due 4/1/2030A	6,000	6,325
Williams Cos., Inc., 5.650%, Due 3/15/2033	10,000	10,356

		150,786

Total Energy		236,785

Financial - 11.9%
Banks - 3.7%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,357
Bank of America Corp., 5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	10,074
Bank of New York Mellon Corp., 5.085%, Due 4/23/2037, (1 day USD SOFR + 1.177%)B	10,000	9,923
Citigroup, Inc.,
6.625%, Due 2/15/2031, HH, (5 yr. CMT + 3.001%)B C	10,000	10,123
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	9,063
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	15,306
Goldman Sachs Group, Inc.,
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,799
5.851%, Due 4/25/2035, (1 day USD SOFR + 1.552%)B	15,000	15,581
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,340
JPMorgan Chase & Co.,
5.140%, Due 1/24/2031, (1 day USD SOFR + 1.010%)B	15,000	15,267
5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,424
4.810%, Due 10/22/2036, (1 day USD SOFR + 1.190%)B	15,000	14,571
Morgan Stanley,
4.708%, Due 3/12/2032, (1 day USD SOFR + 1.195%)B	15,000	14,884
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,328
5.073%, Due 1/30/2037, (1 day USD SOFR + 1.184%)B	15,000	14,676
Morgan Stanley Private Bank NA, 4.465%, Due 11/19/2031, (1 day USD SOFR + 1.020%)B	10,000	9,867
PNC Financial Services Group, Inc.,
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	5,000	4,993
5.939%, Due 8/18/2034, (1 day USD SOFR + 1.946%)B	10,000	10,513
5.373%, Due 7/21/2036, (1 day USD SOFR + 1.417%)B	5,000	5,024
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,275
State Street Corp., 4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	9,998
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,864
Truist Financial Corp., 4.597%, Due 1/27/2032, (1 day USD SOFR + 0.965%)B	15,000	14,851
Wells Fargo & Co.,
5.389%, Due 4/24/2034, (1 day USD SOFR + 2.020%)B	5,000	5,090
5.605%, Due 4/23/2036, (1 day USD SOFR + 1.740%)B	10,000	10,256
4.960%, Due 1/23/2037, (1 day USD SOFR + 1.100%)B	10,000	9,743

		289,190

Diversified Financial Services - 2.7%
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	19,948
Blackstone Holdings Finance Co. LLC, 2.550%, Due 3/30/2032A	15,000	13,164
Capital One Financial Corp.,
6.377%, Due 6/8/2034, (1 day USD SOFR + 2.860%)B	5,000	5,286
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,369
6.183%, Due 1/30/2036, (1 day USD SOFR + 2.036%)B	10,000	10,184

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Financial - 11.9% (continued)
Diversified Financial Services - 2.7% (continued)
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	$25,000	$24,959
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	10,000	10,496
CME Group, Inc., 4.400%, Due 3/15/2030	10,000	10,030
Freedom Mortgage Holdings LLC, 6.875%, Due 5/1/2031A	5,000	4,823
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030A	6,000	6,279
LPL Holdings, Inc., 5.200%, Due 3/15/2030	5,000	5,046
OneMain Finance Corp., 6.125%, Due 5/15/2030	5,000	4,998
Osaic Holdings, Inc., 8.000%, Due 8/1/2033A	7,000	7,138
PennyMac Financial Services, Inc., 6.750%, Due 2/15/2034A	12,000	11,614
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	14,408
Rocket Cos., Inc., 6.125%, Due 8/1/2030A	5,000	5,074
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,700
Stonex Escrow Issuer LLC, 6.875%, Due 7/15/2032A	25,000	25,849
StoneX Group, Inc., 7.875%, Due 3/1/2031A	2,000	2,106
Velocity Commercial Capital LLC, 9.375%, Due 2/15/2031A	8,000	8,272

		214,743

Insurance - 2.5%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,403
Acrisure LLC/Acrisure Finance, Inc.,
8.250%, Due 2/1/2029A	3,000	3,011
6.000%, Due 8/1/2029A	8,000	7,548
7.500%, Due 11/6/2030A	12,000	12,186
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,219
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	34,560
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,905
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,317
Old Republic International Corp.,
5.750%, Due 3/28/2034	10,000	10,254
3.850%, Due 6/11/2051	15,000	10,614
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,070
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	29,386
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	6,000	5,999
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,317

		199,789

Investment Companies - 0.1%
HA Sustainable Infrastructure Capital, Inc., 6.150%, Due 1/15/2031	10,000	10,295

Private Equity - 0.2%
KKR & Co., Inc., 5.100%, Due 8/7/2035	15,000	14,623

Real Estate - 0.4%
CBRE Services, Inc., 5.250%, Due 6/1/2036	5,000	4,905
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028A	5,000	5,000
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030A	16,000	16,669
Howard Hughes Corp., 5.875%, Due 3/1/2032A	2,000	1,957

		28,531

REITS - 2.3%
Agree LP, 2.600%, Due 6/15/2033	10,000	8,510
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,826
American Tower Corp., 4.700%, Due 12/15/2032	10,000	9,877
Camden Property Trust, 4.900%, Due 2/28/2036	5,000	4,860
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	13,462
Extra Space Storage LP, 2.200%, Due 10/15/2030	10,000	8,960
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	15,000	13,443

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Financial - 11.9% (continued)
REITS - 2.3% (continued)
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	$10,000	$9,831
2.000%, Due 3/15/2031	10,000	8,738
Invitation Homes Operating Partnership LP, 4.150%, Due 4/15/2032	10,000	9,507
Iron Mountain, Inc., 5.250%, Due 7/15/2030A	17,000	16,824
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,623
Regency Centers LP, 3.700%, Due 6/15/2030	20,000	19,396
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	13,261
2.150%, Due 9/1/2031	10,000	8,667
RHP Hotel Properties LP/RHP Finance Corp., 5.750%, Due 3/15/2034A	6,000	5,964
UDR, Inc., 1.900%, Due 3/15/2033	15,000	12,320

		177,069

Total Financial		934,240

Industrial - 1.5%
Aerospace/Defense - 0.5%
Honeywell Aerospace, Inc., 5.732%, Due 3/16/2056A	5,000	4,918
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	15,000	15,367
TransDigm, Inc., 7.125%, Due 12/1/2031A	16,000	16,580

		36,865

Building Materials - 0.3%
Eagle Materials, Inc., 5.000%, Due 3/15/2036	15,000	14,427
Knife River Corp., 7.750%, Due 5/1/2031A	3,000	3,115
New Enterprise Stone & Lime Co., Inc., 5.250%, Due 7/15/2028A	3,000	2,974

		20,516

Engineering & Construction - 0.1%
Tutor Perini Corp., 11.875%, Due 4/30/2029A	8,000	8,722

Environmental Control - 0.3%
Clean Harbors, Inc., 6.375%, Due 2/1/2031A	7,000	7,124
GFL Environmental, Inc., 6.750%, Due 1/15/2031A	20,000	20,736

		27,860

Packaging & Containers - 0.1%
Ball Corp., 5.500%, Due 9/15/2033	4,000	4,011
Crown Americas LLC, 5.875%, Due 6/1/2033	6,000	6,043

		10,054

Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.900%, Due 4/1/2044	10,000	9,203

Trucking & Leasing - 0.1%
FTAI Aviation Investors LLC,
5.500%, Due 5/1/2028A	6,000	5,997
7.875%, Due 12/1/2030A	2,000	2,100

		8,097

Total Industrial		121,317

Technology - 2.2%
Computers - 0.6%
CACI International, Inc., 6.375%, Due 6/15/2033A	5,000	5,115
Gartner, Inc., 3.750%, Due 10/1/2030A	25,000	22,918
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,415

		43,448

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Technology - 2.2% (continued)
Semiconductors - 0.2%
Amkor Technology, Inc., 5.875%, Due 10/1/2033A	$6,000	$6,033
Broadcom, Inc., 3.469%, Due 4/15/2034	15,000	13,537

		19,570

Software - 1.4%
Cloud Software Group, Inc., 8.250%, Due 6/30/2032A	4,000	3,800
CoreWeave, Inc., 9.750%, Due 10/1/2031A	4,000	4,023
Ellucian Holdings, Inc., 6.500%, Due 12/1/2029A	4,000	3,934
Fair Isaac Corp., 6.000%, Due 5/15/2033A	8,000	7,890
Fidelity National Information Services, Inc., 4.800%, Due 3/10/2031	15,000	14,920
Fiserv, Inc., 5.625%, Due 8/21/2033	5,000	5,064
OAK-Eagle Acquireco, Inc., 8.750%, Due 7/1/2034A	7,000	7,284
Oracle Corp., 3.950%, Due 3/25/2051	15,000	9,429
Paychex, Inc., 5.100%, Due 4/15/2030	10,000	10,107
Salesforce, Inc., 5.550%, Due 3/15/2036	15,000	14,959
SS&C Technologies, Inc.,
5.500%, Due 9/30/2027A	6,000	5,995
6.500%, Due 6/1/2032A	3,000	3,035
Take-Two Interactive Software, Inc., 4.000%, Due 4/14/2032	10,000	9,537
UKG, Inc., 6.875%, Due 2/1/2031A	7,000	6,813

		106,790

Total Technology		169,808

Utilities - 4.3%
Electric - 4.2%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	10,043
Centerpoint Energy Restoration Bond Co. III LLC, 4.864%, Due 12/15/2040, A-3	10,000	9,713
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,666
Dominion Energy, Inc., 5.375%, Due 11/15/2032	10,000	10,230
DTE Electric Co., 5.200%, Due 4/1/2033	5,000	5,130
Duke Energy Carolinas NC Storm Funding II LLC, 5.070%, Due 1/1/2048, A-2	30,000	29,051
Duke Energy Progress NC Storm Funding II LLC, 4.890%, Due 1/1/2048, A-1	10,000	9,804
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	4,675	4,790
Entergy Louisiana LLC, 4.900%, Due 4/15/2036	15,000	14,627
Eversource Energy, 5.850%, Due 4/15/2031	20,000	20,859
NRG Energy, Inc., 6.125%, Due 5/15/2036A	4,000	3,985
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,233
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	24,563
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	12,097
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	9,987
5.536%, Due 7/15/2049, A-3	10,000	10,009
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	5,000	4,669
5.081%, Due 6/1/2043, A-3	5,000	4,897
4.451%, Due 12/1/2049, A-4	30,000	26,217
5.212%, Due 12/1/2049, A-4	5,000	4,754
4.674%, Due 12/1/2053, A-5	25,000	21,748
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	15,000	15,145
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	5,000	5,076
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,219
SCE Recovery Funding LLC,
2.943%, Due 11/15/2044, A-2	5,000	4,192
5.341%, Due 3/15/2047	5,000	4,973
5.112%, Due 12/14/2049, A-2	5,000	4,604
5.541%, Due 9/15/2052	10,000	9,820
Vistra Operations Co. LLC, 7.750%, Due 10/15/2031A	6,000	6,292
XPLR Infrastructure Operating Partners LP, 8.625%, Due 3/15/2033A	11,000	11,788

		329,181

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.9% (continued)
Utilities - 4.3% (continued)
Gas - 0.1%
Southern Co. Gas Capital Corp., 3.950%, Due 10/1/2046	$10,000	$7,614

Total Utilities		336,795

Total Corporate Obligations (Cost $2,451,867)		2,438,737

FOREIGN CORPORATE OBLIGATIONS - 2.5%
Basic Materials - 0.1%
Mining - 0.1%
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	11,000	11,515

Consumer, Cyclical - 0.1%
Distribution/Wholesale - 0.1%
RB Global Holdings, Inc., 7.750%, Due 3/15/2031A	6,000	6,230

Consumer, Non-Cyclical - 0.1%
Commercial Services - 0.1%
Belron U.K. Finance PLC, 5.750%, Due 10/15/2029A	7,000	7,070

Energy - 0.4%
Oil & Gas - 0.2%
Breakwater Energy Holdings SARL, 9.250%, Due 11/15/2030A	5,000	5,325
Teine Energy Ltd., 6.875%, Due 4/15/2029A	4,000	4,001
TotalEnergies Capital USA LLC, 4.569%, Due 1/13/2033	5,000	4,945

		14,271

Pipelines - 0.2%
Golar LNG Ltd., 7.500%, Due 10/2/2030A	5,000	5,123
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029	15,000	15,096

		20,219

Total Energy		34,490

Financial - 1.6%
Banks - 0.7%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,834
Barclays PLC, 8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,743
Royal Bank of Canada,
4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	10,028
4.612%, Due 5/3/2032, (1 day USD SOFR + 1.010%)B	20,000	19,882

		55,487

Diversified Financial Services - 0.6%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	42,705
Phoenix Aviation Capital Ltd., 9.250%, Due 7/15/2030A	7,000	7,144

		49,849

Insurance - 0.1%
Jones Deslauriers Insurance Management, Inc., 6.875%, Due 10/1/2033A	11,000	10,278

Private Equity - 0.2%
Brookfield Finance, Inc., 6.350%, Due 1/5/2034	10,000	10,640

Total Financial		126,254

Industrial - 0.2%
Transportation - 0.2%
Seaspan Corp., 5.500%, Due 8/1/2029A	13,000	12,425

Total Foreign Corporate Obligations (Cost $194,323)		197,984

FOREIGN SOVEREIGN OBLIGATIONS - 0.2% (Cost $14,909)
Mexico Government International Bonds, 5.375%, Due 3/22/2033	15,000	14,708

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 10.7%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	$30,106	$29,283
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	7,822	7,486
CarMax Auto Owner Trust, 4.080%, Due 6/16/2031, 2025-4 A4	35,000	34,604
Carvana Auto Receivables Trust,
1.580%, Due 6/12/2028, 2021-N3 D	1,459	1,427
4.140%, Due 12/10/2030, 2025-P4 A3	15,000	14,969
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2	44,222	44,119
CLI Funding VI LLC, 2.070%, Due 10/18/2045, 2020-3A AA	8,007	7,519
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	13,029	12,021
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1D	1,860	1,862
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	4,788	4,515
Dell Equipment Finance Trust, 4.990%, Due 8/22/2030, 2024-2 CA	20,000	20,095
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	1,399	1,398
FHF Issuer Trust,
4.940%, Due 11/15/2030, 2024-3A A2A	10,247	10,229
4.920%, Due 2/15/2031, 2025-1A A2A	6,229	6,228
Finance of America Structured Securities Trust,
6.500%, Due 4/25/2073, 2023-S2 A3A	60,423	61,275
3.500%, Due 7/25/2075, 2025-S2 A3A	49,726	48,563
GSAMP Trust, 5.421%, Due 7/25/2033, 2003-SEA2 A1	38,093	37,286
Hyundai Auto Receivables Trust,
4.360%, Due 3/15/2032, 2025-D B	20,000	19,914
4.920%, Due 7/15/2032, 2025-B C	25,000	25,130
JP Morgan Mortgage Trust, 5.666%, Due 5/25/2055, 2025-CES1 A1A D	22,424	22,504
LAD Auto Receivables Trust, 4.030%, Due 1/15/2031, 2025-3A A3A	15,000	14,912
LMRE SFR1 Trust, 4.500%, Due 12/17/2042, 2025-SFR1 AA	10,000	9,690
Mercedes-Benz Auto Lease Trust, 4.610%, Due 4/16/2029, 2025-A A3	10,000	10,063
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	3,940	3,940
5.787%, Due 10/15/2040, 2006-1 AA	20,522	20,610
8.311%, Due 10/15/2040, 2006-1 BA	9,545	9,779
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	5,804	5,804
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,109
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	3,778	3,764
4.819%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	5,417	5,420
2.150%, Due 11/15/2068, 2020-CA A2AA	5,054	4,880
0.940%, Due 7/15/2069, 2021-BA AA	8,508	7,752
5.510%, Due 10/15/2071, 2023-A AA	5,950	6,064
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	6,872	6,790
Nissan Auto Lease Trust, 4.750%, Due 3/15/2028, 2025-A A3	15,000	15,103
Point Broadband Funding LLC, 5.336%, Due 7/20/2055, 2025-1A A2A	20,000	20,084
RCKT Mortgage Trust,
6.147%, Due 6/25/2044, 2024-CES4 A1AA	28,487	28,683
5.313%, Due 11/25/2055, 2025-CES10 A3A	45,000	44,676
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,526
Santander Drive Auto Receivables Trust,
4.870%, Due 5/15/2031, 2025-2 B	25,000	25,151
4.680%, Due 9/15/2031, 2025-3 C	35,000	35,001
SMB Private Education Loan Trust, 1.290%, Due 7/15/2053, 2020-B A1AA	4,474	4,281
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	8,302	7,372
Synchrony Card Issuance Trust, 4.780%, Due 2/15/2031, 2025-A1 A	30,000	30,263
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	18,239
Triton Container Finance VIII LLC, 1.860%, Due 3/20/2046, 2021-1A AA	11,358	10,485
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	19,719
Wendy’s Funding LLC,
3.884%, Due 3/15/2048, 2018-1A A2IIA	4,586	4,488
4.080%, Due 6/15/2049, 2019-1A A2IIA	13,161	12,640
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	15,083

Total Asset-Backed Obligations (Cost $838,136)		845,798

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
Bear Stearns ARM Trust, 4.655%, Due 2/25/2035, 2004-12 2A1D	$6,093	$6,022
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5	17,287	17,277
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA D	34,910	34,495
4.500%, Due 5/25/2064, 2024-RM8 A1A	35,971	35,429
5.000%, Due 1/25/2065, 2025-RM10 A1A	41,695	41,399
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016-SH2 M2A D	10,697	9,989
3.750%, Due 12/25/2045, 2016-SH2 M3A D	21,741	20,144
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	13,094	13,124
Finance of America HECM Buyout, 5.250%, Due 3/25/2029, 2026-HB1 M3A D	20,000	19,810
Finance of America Structured Securities Trust,
3.500%, Due 9/25/2055, 2025-S3 A3A	48,462	47,165
3.500%, Due 11/25/2074, 2024-S4 A3A	44,655	43,376
6.000%, Due 5/25/2075, 2025-PC1 M1A	75,000	73,408
Government National Mortgage Association REMICS, 5.182%, Due 6/20/2045, 2023-32 WD	15,179	15,559
GreenPoint Mortgage Pass-Through Certificates, 6.745%, Due 10/25/2033, 2003-1 A1D	13,243	13,072
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A D	30,313	25,094
2.500%, Due 7/25/2052, 2022-1 A3A D	41,209	33,986
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A D	21,615	20,944
4.819%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	50,765	51,015
5.325%, Due 11/25/2054, 2014-3A B3A D	14,415	14,324
4.000%, Due 3/25/2057, 2017-2A A3A D	27,205	26,355
4.250%, Due 9/25/2059, 2019-6A B2A D	63,446	61,851
NRM FHT1 Excess Owner LLC, 6.545%, Due 3/25/2032, 2025-FHT1 AA	40,736	40,793
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	84,899	84,962
RCKT Mortgage Trust, 6.902%, Due 6/25/2043, 2023-CES1 M1A D	151,000	150,815
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	10,379	10,149
Saluda Grade Alternative Mortgage Trust, 5.749%, Due 3/25/2031, 2026-RTL7 A1A	10,000	9,899
Towd Point Mortgage Trust, 4.615%, Due 10/25/2064, 2024-5 A1BA D	38,576	38,336
WaMu Mortgage Pass-Through Certificates Trust, 5.613%, Due 8/25/2033, 2003-AR7 A7D	38,617	37,907

Total Collateralized Mortgage Obligations (Cost $1,005,746)		996,699

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.4%
Bank,
3.265%, Due 9/15/2060, 2017-BNK7 ASB	10,171	10,111
2.506%, Due 12/15/2064, 2021-BN38 ASB	15,000	14,115
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	20,000	20,745
6.000%, Due 9/15/2056, 2023-C21 A5D	15,000	15,889
5.403%, Due 9/15/2057, 2024-C28 A5	20,000	20,497
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	25,294
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,862
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,769
BX Trust,
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	14,226
3.856%, Due 12/9/2041, 2019-OC11 CA	10,000	9,522
DC Office Trust, 3.174%, Due 9/15/2045, 2019-MTC DA D	10,000	8,638
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
2.481%, Due 7/25/2034, K-1514 A1	12,743	11,742
1.238%, Due 1/25/2035, K-1516 A1	46,987	40,272
Federal National Mortgage Association-ACES,
3.679%, Due 9/25/2028, 2019-M1 A2D	18,994	18,743
1.714%, Due 7/25/2031, 2021-M17 A2D	10,000	8,848
2.399%, Due 11/25/2031, 2022-M2 A2	15,000	13,619
4.400%, Due 7/25/2033, 2023-M5 A2D	15,000	14,842
1.740%, Due 3/25/2035, 2020-M23 A3	10,000	8,085
FREMF Mortgage Trust, 4.121%, Due 12/25/2050, 2018-K72 BA D	20,000	19,764

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.4% (continued)
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FD	$6,929	$6,808
4.467%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	5,524	5,507
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	8,747	8,722
NYC Commercial Mortgage Trust, 4.868%, Due 2/15/2042, 2025-3BP A, (1 mo. USD Term SOFR + 1.213%)A B	20,000	19,938
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA D	7,240	7,094
4.120%, Due 3/25/2049, 2019-1 M3A D	14,248	12,990
6.650%, Due 6/25/2054, 2024-3 AA D	63,043	63,655
5.670%, Due 4/25/2055, 2025-2 AA D	84,531	84,488

Total Commercial Mortgage-Backed Obligations (Cost $509,180)		501,785

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.0%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	22,309	20,605
3.500%, Due 9/1/2046	27,562	25,685
3.000%, Due 5/1/2047	40,782	36,821
3.500%, Due 9/1/2048	78,547	73,251
3.000%, Due 11/1/2049	21,638	19,405

		175,767

Federal National Mortgage Association,
4.500%, Due 7/1/2031	9,637	9,647
2.500%, Due 4/1/2037	25,752	23,972
2.500%, Due 12/1/2037	26,934	25,063
2.000%, Due 11/1/2040	40,704	35,733
2.500%, Due 2/1/2042	30,332	27,377
2.000%, Due 3/1/2042	21,283	18,384
2.500%, Due 4/1/2042	35,422	31,736
3.000%, Due 6/1/2042	37,118	34,071
4.000%, Due 2/1/2043	21,148	20,358
5.000%, Due 6/1/2043	20,428	20,635
6.000%, Due 10/1/2043	31,051	31,832
4.000%, Due 12/1/2043	10,240	9,858
4.000%, Due 3/1/2046	19,761	19,023
2.500%, Due 12/1/2046	26,333	22,715
3.000%, Due 12/1/2046	22,792	20,509
3.000%, Due 1/1/2048	32,105	28,907
3.000%, Due 2/1/2048	17,424	15,723
3.000%, Due 8/1/2048	36,918	33,027

		428,570

Government National Mortgage Association, 3.500%, Due 4/20/2046	26,707	24,793

Total U.S. Agency Mortgage-Backed Obligations (Cost $646,977)		629,130

U.S. TREASURY OBLIGATIONS - 23.8%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	221,000	146,697
3.875%, Due 2/15/2043	39,000	34,375
2.500%, Due 2/15/2045	165,000	114,598
4.750%, Due 2/15/2045	87,000	84,706
4.875%, Due 8/15/2045	120,000	118,519
3.375%, Due 11/15/2048	534,000	413,746
4.750%, Due 8/15/2055	40,000	38,481
4.625%, Due 11/15/2055	40,000	37,725

		988,847

U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 4/15/2030E	34,898	35,443

U.S. Treasury Notes,
4.125%, Due 3/31/2031	14,000	14,057
2.875%, Due 5/15/2032	30,000	27,980
3.750%, Due 2/28/2033	69,000	67,178
4.500%, Due 11/15/2033	130,000	132,097
3.875%, Due 8/15/2034	64,000	62,105

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 23.8% (continued)
U.S. Treasury Notes, (continued)
4.250%, Due 8/15/2035	$214,000	$212,127
4.000%, Due 11/15/2035	158,000	153,334
4.125%, Due 2/15/2036	187,000	183,055

		851,933

Total U.S. Treasury Obligations (Cost $2,004,031)		1,876,223

MUNICIPAL OBLIGATIONS - 3.0%
Bay Area Toll Authority, 6.263%, Due 4/1/2049, Series F-2	10,000	10,340
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	14,493	15,178
City of Chicago Waterworks Revenue, 6.742%, Due 11/1/2040	5,000	5,445
City of New York,
5.985%, Due 12/1/2036, Series D	4,572	4,723
6.291%, Due 2/1/2045, Series H	15,000	15,590
5.559%, Due 10/1/2045, Series E-1	10,000	9,795
City of San Antonio Electric & Gas Systems Revenue, 5.469%, Due 2/1/2045, Series A	5,000	5,020
County of Miami-Dade Water & Sewer System Revenue, 3.490%, Due 10/1/2042, Series C	5,000	4,057
Dallas Area Rapid Transit, 2.613%, Due 12/1/2048, Series A	5,000	3,348
Dallas Fort Worth International Airport,
3.089%, Due 11/1/2040, Series C	5,000	4,038
2.843%, Due 11/1/2046, Series C	5,000	3,585
Los Angeles Community College District, 6.600%, Due 8/1/2042	5,000	5,346
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	15,000	17,629
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	15,000	14,625
Metropolitan Transportation Authority, 6.687%, Due 11/15/2040, Series C-1	5,000	5,464
Metropolitan Water Reclamation District of Greater Chicago, 5.720%, Due 12/1/2038	5,000	5,108
New Jersey Transportation Trust Fund Authority, 6.561%, Due 12/15/2040, Series B	5,000	5,474
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	20,337
5.882%, Due 6/15/2044, Series CC	5,000	5,026
Oklahoma Development Finance Authority,
4.135%, Due 12/1/2033, Series A-1	7,255	7,255
4.714%, Due 5/1/2052	5,000	4,548
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,766
Port Authority of New York & New Jersey, 4.823%, Due 6/1/2045	10,000	9,213
South Carolina Student Loan Corp., 4.980%, Due 10/27/2036	8,563	8,235
State of California,
4.988%, Due 4/1/2039, Series A	10,000	9,550
7.550%, Due 4/1/2039	15,000	17,742
5.875%, Due 10/1/2041	5,000	5,176
State of Texas, 5.517%, Due 4/1/2039	4,687	4,750
Texas Water Development Board, 4.993%, Due 10/15/2054, Series B	5,000	4,663

Total Municipal Obligations (Cost $243,491)		239,026

TOTAL INVESTMENTS - 98.1% (Cost $7,908,660)		7,740,090
OTHER ASSETS, NET OF LIABILITIES - 1.9%		148,270

TOTAL NET ASSETS - 100.0%		$7,888,360

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,580,759 or 32.7% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2026.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Inflation-Indexed Note.

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

REMICS - Real Estate Mortgage Investment Conduits.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$2,438,737	$—	$2,438,737
Foreign Corporate Obligations	—	197,984	—	197,984
Foreign Sovereign Obligations	—	14,708	—	14,708
Asset-Backed Obligations	—	845,798	—	845,798
Collateralized Mortgage Obligations	—	996,699	—	996,699
Commercial Mortgage-Backed Obligations	—	501,785	—	501,785
U.S. Agency Mortgage-Backed Obligations	—	629,130	—	629,130
U.S. Treasury Obligations	—	1,876,223	—	1,876,223
Municipal Obligations	—	239,026	—	239,026

Total Investments in Securities - Assets	$—	$7,740,090	$—	$7,740,090

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2026 (Unaudited)

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.